Stockholders' Equity (Deficit) - Schedule of Warrants Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Underlying shares, beginning balance		561,461
Underlying shares, Granted	28,803,368
Underlying shares, Exercised	(110,000)
Underlying shares, Forfeited		561,461
Underlying shares, ending balance	28,693,368
Weighted average exercise price, beginning balance
Weighted average exercise price, granted	0.01
Weighted average exercise price, exercised	0.01
Weighted average exercise price, forfeited
Weighted average exercise price, ending balance	$ 0.01
Weighted average term (years), beginning balance	0 years	0 years
Weighted average term (years), granted	1 year 4 months 28 days	0 years
Weighted average term (years), ending balance	1 year 1 month 13 days	0 years